united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

17605 Wright Street, Omaha, NE 68130

(Address of principal executive offices) (Zip code)

Stephanie Shearer

Gemini Fund Services, LLC, 80 Arkay Drive, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2633

Date of fiscal year end: 9/30

Date of reporting period: 6/30/17

Item 1. Schedule of Investments.

Navigator Equity Hedged Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
June 30, 2017

Shares		Value
	EXCHANGE TRADED FUNDS - 86.9%
	COUNTRY FUNDS - 41.6%
172,186	iShares MSI Eurozone ETF	$ 6,943,400
50,550	iShares MSCI Mexico Capped ETF (a)	2,726,667
87,017	iShares MSCI Poland Capped ETF (a)	2,112,773
30,113	iShares MSCI South Korea Capped ETF (a)	2,041,963
45,799	iShares MSCI Turkey ETF	1,901,117
22,422	SPDR S&P China ETF	2,001,836
		17,727,756
	LARGE-CAP INDEX FUNDS - 20.1%
23,377	iShares Edge MSCI Min Vol USA ETF (a)	1,143,837
34,187	iShares Edge MSCI USA Momentum Factor ETF (a)	3,038,882
31,906	iShares S&P 500 Growth ETF	4,366,336
		8,549,055
	MID-CAP INDEX FUNDS - 5.6%
22,190	iShares Russell Mid-Cap Growth ETF (a)	2,398,073

	SECTOR FUNDS - 19.6%
10,168	Industrial Select Sector SPDR Fund	692,542
18,581	iShares Exponential Technologies ETF	590,318
4,669	iShares PHLX Semiconductor ETF (a)	654,594
5,425	iShares U.S. Aerospace & Defense ETF (a)	853,624
6,711	iShares U.S. Healthcare Providers ETF (a)	997,087
35,437	iShares U.S. Home Construction ETF (a)	1,202,732
5,023	iShares U.S. Medical Devices ETF (a)	836,882
3,541	PowerShares QQQ Trust Series 1 (a)	487,383
4,545	PowerShares S&P SmallCap Health Portfolio (a)	398,733
7,224	Utilities Select Sector SPDR Fund (a)	375,359
8,835	Vanguard Information Technology ETF	1,244,321
		8,333,575

	TOTAL EXCHANGE TRADED FUNDS (Cost - $35,742,758)	37,008,459

	MUTUAL FUNDS - 4.0%
	ASSET ALLOCATION - 4.0%
684,086	Navigator Sentry Managed Volatility Fund - Class I * #	1,689,693
	TOTAL MUTUAL FUNDS (Cost - $5,361,021)

	SHORT-TERM INVESTMENTS - 8.2%
	MONEY MARKET FUND - 8.2%
3,520,290	Milestone Treasury Obligations Fund, Institutional Class, 0.70% +	3,520,290
	TOTAL SHORT-TERM INVESTMENTS (Cost - $3,520,290)

	COLLATERAL FOR SECURITIES LOANED- 27.9%
11,609,772	Dreyfus Government Cash Management - Institutional Shares, 1.20%+ (b)	11,609,772
	U.S. TIP Bond, 0.625%, 01/15/2024	6,004
	U.S. Treasury Bill, 0.000%, 8/10/2017	500
	U.S. Treasury Floating Rate Notes, 1.241%, 10/31/2017	2,982
	U.S Treasury Notes, 0.625% - 6.500%, 8/31/2017 - 5/15/2044	279,107
	TOTAL COLLATERAL FOR SECURITIES LOANED (Cost - $11,898,365)	11,898,365

	TOTAL INVESTMENTS - 127.0% (Cost - $56,522,434) (c)	$ 54,116,807
	LIABILITIES IN EXCESS OF OTHER ASSETS - (27.0) %	(11,514,228)
	NET ASSETS - 100.0%	$ 42,602,579

ETF - Exchange-Traded Fund
TIP - Treasury Inflation-Protected
* Non-income producing.
# Affiliated Security.
+ Money market fund; interest rate reflects seven-day effective yield on June 30, 2017.
(a) All or a portion of the security is on loan. Total loaned securities had a value of $11,642,951 at June 30, 2017.
(b) Security purchased with cash proceeds of securities lending collateral. Non-cash collateral amounted to $288,593.
(c) Represents cost for financial reporting purposes. Aggregate cost for federal income tax purposes is $56,544,749 and differs from value by net unrealized appreciation/(depreciation) of securities as follows:

	Unrealized appreciation:	$ 1,308,694
	Unrealized depreciation:	(3,736,636)
	Net unrealized depreciation:	$ (2,427,942)

Navigator Duration Neutral Bond Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
June 30, 2017

Principal Amount		Coupon Rate (%)	Maturity	Value
	MUNICIPAL BONDS & NOTES - 85.6%
	CALIFORNIA - 4.6%
$ 1,000,000	City of Oakland, CA	4.000	1/15/2039	$ 1,049,710
500,000	Evergreen School District	4.000	8/1/2033	533,742
420,000	Grossmont Union High School District	4.000	8/1/2033	445,257
540,000	Torrance Unified School District	4.000	8/1/2031	579,857
				2,608,566
	COLORADO - 2.5%
1,300,000	University of Colorado	4.000	6/1/2031	1,428,258

	FLORIDA - 3.7%
665,000	City of Orlando, FL - 144A #	12.157	11/1/2039	1,083,598
850,000	County of Broward, FL Airport System Revenue	5.500	10/1/2031	1,013,136
				2,096,734
	ILLINOIS - 5.7%
1,000,000	Chicago O'Hare International Airport	4.000	1/1/2032	1,052,880
40,000	City of Chicago, IL	5.000	1/1/2019	40,112
500,000	City of Chicago, IL	7.045	1/1/2029	518,160
600,000	Cook County Community College District No. 508	5.125	12/1/2038	622,326
1,000,000	Illinois State Sales Tax Revenue	4.250	6/15/2030	1,028,485
				3,261,963
	MISSOURI - 4.0%
1,125,000	City of Kansas City, MO Sanitary Sewer System Revenue	4.000	1/1/2032	1,208,520
1,015,000	City of Springfield, MO Public Utility Revenue	4.000	8/1/2031	1,110,085
				2,318,605
	NEVADA - 2.8%
1,490,000	Clark County School District	4.000	6/15/2031	1,593,481

	NEW HAMPSHIRE - 0.9%
450,000	New Hampshire Municipal Bond Bank	4.000	8/15/2031	493,139

	NEW JERSEY - 11.3%
850,000	New Jersey Transportation Trust Fund Authority	5.000	6/15/2024	874,790
750,000	New Jersey Transportation Trust Fund Authority	5.000	6/15/2028	812,351
1,190,000	New Jersey Transportation Trust Fund Authority	5.125	6/15/2029	1,240,551
3,155,000	New Jersey Turnpike Authority	5.000	1/1/2045	3,539,311
				6,467,003
	NEW YORK - 11.2%
1,035,000	New York City Transitional Finance Authority Future Tax Secured Revenue	5.000	2/1/2042	1,158,879
2,590,000	New York City Water & Sewer System	5.000	6/15/2045	2,959,451
1,000,000	New York State Dormitory Authority	5.000	3/15/2034	1,167,180
1,000,000	New York State Dormitory Authority	5.000	3/15/2037	1,135,600
				6,421,110
	PENNSYLVANIA - 9.1%
3,150,000	Pennsylvania Turnpike Commission	5.000	12/1/2041	3,541,986
1,360,000	Philadelphia Gas Works Co.	5.250	8/1/2040	1,466,474
150,000	West Mifflin Sanitary Sewer Municipal Authority	4.000	8/1/2035	158,705
				5,167,165
	RHODE ISLAND - 3.1%
1,500,000	Rhode Island Infrastructure Bank	5.000	10/1/2036	1,746,765

	TEXAS - 23.2%
2,450,000	County of Bexar, TX	5.000	6/15/2040	2,806,941
1,900,000	Dallas Independent School District	4.000	2/15/2031	2,078,391
1,000,000	Dallas Independent School District	4.000	2/15/2032	1,081,695
1,500,000	San Antonio, TX Independent School District	4.000	2/15/2030	1,637,595
3,000,000	State of Texas	5.000	10/1/2044	3,465,600
1,670,000	Tender Option Bond Trust Receipts/Certificates - 144A #	9.155	2/15/2032	2,152,421
				13,222,643
	UTAH - 3.5%
1,870,000	City of Sandy City, UT	4.000	3/1/2036	1,990,381

	TOTAL MUNICIPAL BONDS & NOTES (Cost - $47,412,295)			48,815,813

Navigator Duration Neutral Bond Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
June 30, 2017

Contracts ^				Value
	OPTIONS PURCHASED * - 0.0%
	CALL OPTIONS PURCHASED - 0.0%
300	US 10 Year Futures, Expires August 2017, Strike Price $130.50			$ -
100	US Bond Futures, Expires September 2017, Strike Price $162.00			14,063
	TOTAL OPTIONS PURCHASED (Cost - $40,627)			14,063	(a)

	SHORT-TERM INVESTMENTS - 7.3%
	MONEY MARKET FUND - 7.3%
4,169,036	Fidelity Institutional Money Market Funds - Tax-Exempt Portfolio, Class I, 0.74% +			4,171,120
	TOTAL SHORT TERM INVESTMENTS (Cost - $4,171,188)

	TOTAL INVESTMENTS - 92.9% (Cost - $51,624,110) (b)			$ 53,000,996
	OTHER ASSETS LESS LIABILITIES - 7.1%			4,048,668
	NET ASSETS - 100.0%			$ 57,049,664

* Non-income producing.
# Variable rate security. Interest rate is as of June 30, 2017.
+ Money market fund; interest rate reflects seven-day effective yield on June 30, 2017.
^ Each option contract allows the Fund to purchase 1 underlying futures contract.
144A - Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The aggregate value of such securities is $3,236,019 or 5.7% of net assets.
(a) Amount subject to interest rate contract risk.
(b) Represents cost for financial reporting purposes. Aggregate cost for federal income tax purposes is $51,534,265 and differs from value by net unrealized appreciation/(depreciation) of securities as follows:
			Unrealized appreciation:	$ 1,705,328
			Unrealized depreciation:	(238,597)
			Net unrealized appreciation:	$ 1,466,731

Number of Short Contracts		Unrealized Appreciation (Depreciation)(a)
	FUTURES CONTRACTS
162	US 10-Year Treasury Notes, expiring September 2017	$ 5,438
	(Underlying face amount at value $20,336,022)
116	Fixed Rate 10-Year Interest Rate Swaps, expiring September 2017	172,883
	(Underlying face amount at value $11,777,596)
91	US Long Bonds, expiring September 2017	(119,594)
	(Underlying face amount at value $13,985,608)
	TOTAL FUTURES CONTRACTS	$ 58,727

Navigator Sentry Managed Volatility Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
June 30, 2017

Contracts ^			Value
	OPTIONS PURCHASED * - 19.2%
	CALL OPTIONS PURCHASED - 3.2%
3,000	iPath S&P 500 VIX Short-Term Futures ETN, Expires July 2017, Strike Price $12.00		$ 301,500
3,000	iPath S&P 500 VIX Short-Term Futures ETN, Expires July 2017, Strike Price $12.50		223,500
1,000	iPath S&P 500 VIX Short-Term Futures ETN, Expires June 2017, Strike Price $13.00		1,000
	TOTAL CALL OPTIONS PURCHASED (Cost - $395,471)		526,000

	PUT OPTION PURCHASED - 16.0%
1,150	S&P 500 Index , Expires August 2017, Strike Price $2,390.00		2,627,750
	TOTAL PUT OPTION PURCHASED (Cost - $2,647,370)

	TOTAL OPTIONS PURCHASED (Cost - $3,042,841)		3,153,750	(a)

Shares
	SHORT_TERM INVESTMENTS - 81.9%
	MONEY MARKET FUND - 81.9%
13,427,192	Milestone Treasury Obligations Fund, Institutional Class, 0.70% +		13,427,192
	TOTAL SHORT TERM INVESTMENTS (Cost - $13,427,192)

	TOTAL INVESTMENTS - 101.1% (Cost - $16,470,033) (b)		$ 16,580,942
	SECURITIES SOLD SHORT (Proceeds - $140,560) - (0.8) % (b)		(136,532)
	OPTIONS WRITTEN (Premiums Received - $1,803,969) - (11.5) % (b)		(1,883,602)
	OTHER ASSETS LESS LIABILITIES - 11.2%		1,838,111
	NET ASSETS - 100.0%		$ 16,398,919

	SECURITIES SOLD SHORT * - (0.8) %
	EXCHANGE TRADED SHORT NOTES - (0.8) %
(10,700)	iPath S&P 500 VIX Short-Term Futures ETN		$ (136,532)
	TOTAL EXCHANGE TRADED SHORT NOTES (Proceeds - $140,560)

Contracts ^
	OPTIONS WRITTEN * - (11.5) %
	CALL OPTIONS WRITTEN - (6.0) %
(6,000)	iPath S&P 500 VIX Short-Term Futures ETN, Expires July 2017, Strike Price $11.50		(819,000)
(1,893)	iPath S&P 500 Short-Term Futures ETN, Expires June 2017, Strike Price $12.00		(161,852)
	TOTAL CALL OPTIONS WRITTEN (Premiums Received - $759,839)		(980,852)

	PUT OPTION WRITTEN - (5.5) %
(1,150)	S&P 500 Index, Expires August 2017, Strike Price $2,270.00		(902,750)
	TOTAL PUT OPTION WRITTEN (Premiums Received - $1,044,130)

	TOTAL OPTIONS WRITTEN (Premiums Received - $1,803,969)		$ (1,883,602)	(a)

ETN - Exchange-Traded Note
*Non-income producing.
+ Money market fund; interest rate reflects seven-day effective yield on June 30, 2017.
^ Each option contract allows the Fund to purchase/sell 100 shares of the underlying security at the exercise price.
(a) Amount subject to interest rate contract risk.
(b) Represents cost for financial reporting purposes. Aggregate cost for federal income tax purposes, including equity short fund and written options, is $14,090,468 and differs from value by net unrealized appreciation/(depreciation) of securities and options written as follows:

		Unrealized appreciation:	$ 840,623
		Unrealized depreciation:	(370,283)
		Net unrealized appreciation:	$ 470,340

Navigator Tactical Fixed Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
June 30, 2017

Shares				Value
	EXCHANGE-TRADED FUNDS - 2.6%
	DEBT FUNDS - 2.6%
715,107	SPDR Bloomberg Barclays Short Term High Yield Bond ETF (a)			$ 20,001,543
	TOTAL EXCHANGE-TRADED FUNDS (Cost - $19,958,636)

	MUTUAL FUNDS - 4.2%
	DEBT FUND - 4.2%
3,225,543	Navigator Duration Neutral Bond Fund - Class I #			32,836,032
	TOTAL MUTUAL FUNDS (Cost - $32,998,316)

Principal Amount		Coupon Rate (%)	Maturity
	CORPORATE BONDS - 64.8%
	AGRICULTURE - 0.4%
$ 3,000,000	Reynolds American, Inc.	2.300	6/12/2018	3,013,760

	AUTO MANUFACTURERS - 6.6%
2,000,000	Daimler Finance North America LLC - 144A	1.630	3/2/2018	2,003,195
17,008,000	Ford Motor Credit Co. LLC	2.244	1/9/2018	17,061,558
2,634,000	General Motors Financial Co., Inc.	2.664	4/10/2018	2,653,571
6,252,000	General Motors Financial Co., Inc.	3.250	5/15/2018	6,326,605
1,250,000	Nissan Motor Acceptance Corp. - 144A	1.950	9/12/2017	1,250,638
5,000,000	Toyota Motor Credit Corp.	1.468	12/5/2017	5,004,540
9,065,000	Toyota Motor Credit Corp.	1.765	7/13/2018	9,105,022
8,500,000	Volkswagen Group of America Finance LLC - 144A `	1.612	11/20/2017	8,506,290
				51,911,419
	BANKS - 31.2%
25,000,000	American Express Centurion Bank	1.546	6/15/2018	25,025,500
5,000,000	BNP Paribas SA	2.076	3/15/2018	5,014,580
5,000,000	BNP Paribas SA	2.700	8/20/2018	5,057,572
7,500,000	Bank of America NA	1.750	6/5/2018	7,510,969
24,313,000	Bank of America Corp.	2.386	3/22/2018	24,462,622
5,000,000	Bank of America Corp.	6.875	4/25/2018	5,204,172
11,715,000	Capital One NA	1.851	2/5/2018	11,743,245
12,634,000	Citigroup, Inc.	1.892	11/24/2017	12,659,104
14,000,000	Citigroup, Inc.	1.700	4/27/2018	13,988,772
3,700,000	Citigroup, Inc.	1.860	4/27/2018	3,713,573
1,290,000	Citigroup, Inc.	2.882	5/15/2018	1,306,538
5,245,000	Discover Bank	2.000	2/21/2018	5,252,259
5,000,000	Fifth Third Bank	2.150	8/20/2018	5,021,780
2,149,000	Goldman Sachs Group, Inc.**	2.700	11/30/2017	2,153,060
4,830,000	ING Bank NV - 144A	1.800	3/16/2018	4,836,552
30,000,000	JPMorgan Chase & Co.	1.700	3/1/2018	30,012,885
3,865,000	Macquarie Bank Ltd. - 144A	1.797	10/27/2017	3,871,681
7,500,000	Morgan Stanley	2.041	1/5/2018	7,522,275
15,000,000	Morgan Stanley	2.125	4/25/2018	15,052,463
10,000,000	Royal Bank of Canada	1.519	12/8/2017	10,010,905
5,000,000	Royal Bank of Canada	1.744	1/12/2018	5,010,635
12,500,000	Toronto-Dominion Bank	1.566	3/13/2018	12,515,244
7,850,000	UBS AG	1.996	3/26/2018	7,886,267
4,115,000	US Bank NA	1.752	1/29/2018	4,125,742
10,000,000	Wells Fargo Bank NA	1.770	9/7/2017	10,008,760
5,000,000	Westpac Banking Corp.	1.500	12/1/2017	5,000,980
				243,968,135
	BEVERAGES - 1.8%
14,000,000	PepsiCo, Inc.	1.655	10/13/2017	14,015,183

	COMMERCIAL SERVICES - 0.4%
3,000,000	The University of Chicago	1.303	10/1/2017	2,997,214

	COMPUTERS - 1.5%
11,410,000	Apple, Inc.	1.422	5/3/2018	11,435,473

	DIVERSIFIED FINANCIAL SERVICES - 2.3%
18,274,000	American Express Co.	1.550	5/22/2018	18,273,123

	GAS - 0.7%
5,000,000	Sempra Energy	6.150	6/15/2018	5,207,850

	HEALTHCARE SERVICES - 1.1%
5,855,000	Aetna, Inc.	1.869	12/8/2017	5,868,467
2,575,000	Sutter Health	1.674	8/15/2053	2,570,721
				8,439,188
	HOME FURNISHINGS - 0.7%
5,090,000	Whirlpool Corp.	1.650	11/1/2017	5,089,672

Navigator Tactical Fixed Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
June 30, 2017

Principal Amount		Coupon Rate (%)	Maturity	Value
	CORPORATE BONDS - 64.8% (Continued)
	INSURANCE - 2.0%
$ 2,694,000	Berkshire Hathway Inc.	1.329	8/6/2018	$ 2,697,654
3,100,000	Principal Life Global Funding II - 144A	1.702	12/1/2017	3,105,329
10,000,000	Principal Life Global Funding II - 144A	1.472	5/21/2018	10,010,980
				15,813,963
	INTERNET - 2.4%
9,050,000	eBay, Inc. (a)	1.372	7/28/2017	9,051,095
10,055,000	eBay, Inc. (a)	2.500	3/9/2018	10,114,767
				19,165,862
	MEDIA - 3.3%
11,086,000	NBCUniversal Enterprise, Inc. - 144A	1.843	4/15/2018	11,144,312
7,500,000	Historic TW, Inc.	6.875	6/15/2018	7,855,193
6,674,000	CBS Corp.	4.625	5/15/2018	6,847,858
				25,847,363
	MISCELLANEOUS MANUFACTURING - 1.2%
9,250,000	Siemens Financieringsmaatschappij NV - 144A	1.469	5/25/2018	9,269,666

	MULTI-NATIONAL - 6.4%
50,000,000	International Bank for Reconstruction and Development	1.276	1/11/2019	50,082,500

	OIL & GAS - 0.8%
2,869,000	BP Capital Markets PLC	1.926	9/26/2018	2,887,422
3,026,000	Chevron Corp.	1.540	11/9/2017	3,029,596
				5,917,018
	SOFTWARE - 0.6%
5,000,000	Oracle Corp.	1.350	7/7/2017	5,000,032

	TELECOMMUNICATIONS - 1.4%
4,000,000	Cisco Systems, Inc.	1.772	2/21/2018	4,016,392
6,531,000	Deustche Telekom International Finance BV	6.750	8/20/2018	6,879,419
				10,895,811

	TOTAL CORPORATE BONDS (Cost - $506,263,191)			506,343,232

	MUNICIPAL BONDS & NOTES - 4.6%
	CALIFORNIA - 1.2%
9,230,000	State of California**	1.760	5/1/2018	9,246,383

	GEORGIA - 0.5%
4,285,000	Metropolitan Atlanta Rapid Transit Authority**	1.140	7/1/2025	4,285,000

	ILLIONOIS - 0.5%
3,500,000	City of Chicago IL	7.045	1/1/2029	3,627,120

	MASSACHUSETTS - 0.5%
4,000,000	Commonwealth of Massachusetts**	1.160	8/1/2043	4,000,260

	NEW JERSEY - 0.3%
2,500,000	New Jersey Transportation Trust Fund Authority	5.000	6/15/2024	2,572,913

	NEW YORK - 0.4%
2,500,000	New York City Water & Sewer System	5.000	6/15/2045	2,856,612

	PENNSYLVANIA - 0.7%
2,500,000	Pennsylvania Turnpike Commission	5.000	12/1/2041	2,811,100
3,000,000	Philadelphia Authority for Industrial Development	0.000	4/15/2018	2,958,420
				5,769,520
	TEXAS - 0.5%
1,650,000	Dallas Independent School District	4.000	2/15/2032	1,784,797
1,600,000	Highland Park Independent School District	4.000	2/15/2032	1,754,856
				3,539,653

	TOTAL MUNICIPAL BONDS & NOTES (Cost - $35,436,321)			35,897,461
Contracts ^
	OPTIONS PURCHASED * - 0.0%
	PUT OPTIONS PURCHASED - 0.0%
900	US 5 Year Futures, Expires September 2017, Strike Price $114.50			28,125
	TOTAL PUT OPTIONS PURCHASED (Cost - $28,125)

	TOTAL OPTIONS PURCHASED (Cost - $28,125)			28,125	(b)

Navigator Tactical Fixed Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
June 30, 2017

Shares				Value

	SHORT-TERM INVESTMENTS - 20.2%
	MONEY MARKET FUND - 1.3%
9,936,140	Dreyfus Government Cash Management - Institutional Shares, 1.20%+ (b)			$ 9,937,133
385,819	General Government Securities Money Market Fund, Class B, 0.02%+			385,819
				10,322,952

Principal Amount		Coupon Rate (%)	Maturity
	U.S. GOVERNMENT AGENCY OBLIGATIONS - 18.9%
$ 148,000,000	United States Treasury Bill (a)	0.000	7/6/2017	147,985,331

	TOTAL SHORT-TERM INVESTMENTS (Cost $158,309,576)			158,308,283

	COLLATERAL FOR SECURITIES LOANED - 19.3%
151,078,380	Dreyfus Government Cash Management - Institutional Shares, 1.20%+ (c)			151,078,380
	TOTAL COLLATERAL FOR SECURITIES LOANED (Cost - $151,078,380)

	TOTAL INVESTMENTS - 115.7% (Cost - $904,072,545) (e)			$ 904,493,056
	LIABILITIES IN EXCESS OF OTHER ASSETS - (15.7) %			(122,834,500)
	NET ASSETS - 100.0%			$ 781,658,556

ETF - Exchange-Traded Fund
* Non-income producing.
** Variable rate security. Interest rate is as of June 30, 2017.
# Affiliated Security.
^ Each option contract allows the Fund to sell 1 underlying futures contract.
+ Money market fund; interest rate reflects seven-day effective yield on June 30, 2017.
144A - Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The aggregate value of such securities is $53,998,643 or 6.9% of net assets.
(a) All or a portion of the security is on loan. Total loaned securities had a value of $148,098,196 at June 30, 2017.
(b) Amount subject to interest rate contract risk.
(c) Security purchased with cash proceeds of securities lending collateral.
(d) Amount subject to credit contract risk.
(e) Represents cost for financial reporting purposes. Aggregate cost for federal income tax purposes is $904,521,019 and differs from value by net unrealized appreciation/(depreciation) of securities as follows:

	Unrealized appreciation:			$ 259,114
	Unrealized depreciation:			(287,077)
	Net unrealized depreciation:			$ (27,963)

Number of Contracts Long (Short)		Unrealized Appreciation (Depreciation)	(b)
	FUTURES CONTRACTS
786	US 5 Year Treasury Notes, September 2017	$ (55,265)
	(Underlying face amount at value $92,619,096)
(50)	US 10 Year Treasury Notes, September 2017	1,484
	(Underlying face amount at value $6,276,550)
(21)	US Long Bonds, expiring September 2017	(27,250)
	(Underlying face amount at value $3,227,448)
	TOTAL FUTURES CONTRACTS	$ (81,031)

		Unrealized
	CREDIT DEFAULT SWAP CONTRACTS	Appreciation	(d)
	Credit Default Swap to Sell Protection CDX.NA.HY.S27 V1 Maturity 12/20/21 - Counterparty Goldman Sachs, to pay fixed interest of 5% (Notional Amount $27,621,000)	$ 181,887	(1)
	Credit Default Swap to Sell Protection CDX.NA.HY.S28 V1 Maturity 6/20/22 - Counterparty Goldman Sachs, to pay fixed interest of 5% (Notional Amount $283,100,000)	938,979	(2)
	UNREALIZED APPRECIATION FROM CREDIT DEFAULT SWAP CONTRACTS	$ 1,120,866

(1) Consists of premiums paid of $1,912,497 and current asset value of $2,094,384.
(2) Consists of premiums paid of $18,870,031 and current asset value of $19,809,010.

TOTAL RETURN SWAPS
Notional Amount at June 30, 2017	Number of Shares	Reference Entity	Interest Rate Payable	Termination Date	Counterparty	Unrealized Appreciation (Depreciation)	(d)
$ 95,000,000	361,027	iBoxx High Yield Index	3 Mth USD LIBOR	9/20/2017	JPM	$ 73,158
98,281,560	1,135,321	iShares iBoxx $ High Yield Corporate Bond ETF	1 Mth USD LIBOR minus 40bp	1/25/2018	GS	2,074,148
25,395,000	300,000	iShares iBoxx $ High Yield Corporate Bond ETF	1 Mth USD LIBOR minus 175bp	12/18/2017	GS	1,123,368
29,645,550	795,000	JNK Bullet Swap	1 Mth USD LIBOR minus 55bp	6/25/2018	JPM	(90,215)
67,694,360	1,854,000	SPDR Bloomberg Barclays High Yield Bond ETF	1 Mth USD LIBOR minus 40bp	1/25/2018	JPM	1,270,980
24,855,020	697,000	SPDR Bloomberg Barclays High Yield Bond ETF	1 Mth USD LIBOR minus 75bp	10/27/2017	GS	1,072,194
23,050,000	625,000	SPDR Bloomberg Barclays High Yield Bond ETF	1 Mth USD LIBOR minus 35bp	7/23/2018	JPM	200,000
						$ 5,723,633	(3)
GS - Goldman Sachs International
JPM - JPMorgan
(3) Interest rate is based upon predetermined notional amounts, which may be a multiple of the number of shares plus a specified spread.

Navigator Funds
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
June 30, 2017

The following is a summary of significant accounting policies followed by the Funds. The policies are in conformity with accounting principles generally accepted in the U.S.A. (“GAAP”). The Funds are investment companies and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 "Financial Services – Investment Companies" including FASB Accounting Standard Update ASU 2013-08.

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Futures and future options are valued at the final settled price or, in the absence of a settled price, at the last sale price on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt obligations having 60 days or less remaining until maturity at time of purchase may be valued at amortized cost. Investments in open-end investment companies are valued at net asset value. Investments in swap contracts are reported at fair value based on daily price reporting from the swap counterparty. Index options shall be valued at the mean between the current bid and ask prices on the day of valuation.

A Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The team may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant, or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process - As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser, the prices or values available do not represent the fair value of the instrument. Factors which may cause the adviser to make such a judgment include, but are not limited to, the following: only a bid price or an ask price is available; the spread between bid and ask prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Valuation of Fund of Funds - The Funds may invest in portfolios of open-end or closed-end investment companies (the “underlying funds”). Underlying open-end funds are valued at their respective net asset values as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the Boards of the underlying funds. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

Exchange Traded Funds – The Funds may invest in exchange traded funds (“ETFs”). ETFs are a type of fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Navigator Funds
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
June 30, 2017

Option Transactions – The Funds are subject to equity price and interest rate risk in the normal course of pursuing its investment objective and may purchase or sell options to help hedge against risk. When a Fund writes a call option, an amount equal to the premium received is included in the statement of assets and liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if a Fund enters into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. As writer of an option, a Fund has no control over whether the option will be exercised and, as a result, retains the market risk of an unfavorable change in the price of the security underlying the written option.

The Funds may purchase put and call options. Put options are purchased to hedge against a decline in the value of securities held in the Funds' portfolio. If such a decline occurs, the put options will permit a Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit. The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by a Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Fund. In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to a Fund, the benefits realized by a Fund as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs. Written and purchased options are non-income producing securities. With purchased options, there is minimal counterparty risk to the Funds since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.

Futures Contracts – The Funds are subject to interest rate risk in the normal course of pursuing their investment objectives. The Funds may purchase or sell futures contracts to gain exposure to, or hedge against, changes in the value of equities, interest rates or foreign currencies or commodities. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Funds' agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, a Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. If the Fund was unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. The Funds segregate liquid securities having a value at least equal to the amount of the current obligation under any open futures contract. With futures, there is minimal counterparty credit risk to a Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Swap Agreements - The Funds are subject to equity price risk, interest rate risk, credit risk, counterparty risk and/or commodity risk in the normal course of pursuing their respective investment objectives. The Fund may enter into interest rate, index and currency exchange rate swap agreements in an attempt to obtain a particular desired return at a lower cost to the Fund than if it had invested directly in an instrument that yielded that desired return. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or "swapped" between the parties are calculated with respect to a "notional amount," i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a "basket" of securities representing a particular index. The "notional amount" of the swap agreement is only a basis on which to calculate the obligations the parties to a swap agreement have agreed to exchange. The Fund's obligations (or rights) under a swap agreement will generally be equal only to the amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the "net amount"). Changes in the value of swap agreements are recognized as unrealized gains and losses by "marking to market" on a daily basis to reflect the value of the swap agreement at the end of each trading day. A liquidation payment received or made at the termination of the swap agreement is recorded as a realized gain or loss. The Fund segregate liquid securities having a value at least equal to the amount of their current obligation under any swap transaction.

The notional value of swaps, the unrealized appreciation (depreciation) on futures and the value of options disclosed in the Portfolio of Investments at June 30, 2017 are a reflection of the volume of derivative activity for the Funds.

The Funds utilize various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:
Level 1 - Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, price for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds' own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would use in valuing the asset or liability, and would be based on the best information available.

Navigator Funds
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
June 30, 2017

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of June 30, 2017 for the Funds' assets and liabilities measured at fair value:

Navigator Equity Hedged Fund
Assets **	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 37,008,459	$ -	$ -	$ 37,008,459
Mutual Funds	1,689,693	-	-	1,689,693
Short-Term Investments	3,520,290	-	-	3,520,290
Collateral For Securities Loaned	11,609,772	288,593	-	11,898,365
Total	$ 53,828,214	$ 288,593	$ -	$ 54,116,807

Navigator Duration Neutral Bond Fund
Assets **	Level 1	Level 2	Level 3	Total
Municipal Bonds & Notes	$ -	$ 48,815,813	$ -	$ 48,815,813
Options Purchased	14,063	-	-	14,063
Short Term Investments	4,171,120	-	-	4,171,120
Future Contracts*	178,321	-	-	178,321
Total	$ 4,363,504	$ 48,815,813	$ -	$ 53,179,317

Liabilities	Level 1	Level 2	Level 3	Total
Futures Contracts*	$ 119,594	$ -	$ -	$ 119,594
Total	$ 119,594	$ -	$ -	$ 119,594

Navigator Sentry Managed Volatility Fund
Assets **	Level 1	Level 2	Level 3	Total
Call Options Purchased	$ -	$ 526,000	$ -	$ 526,000
Put Options Purchased	-	2,627,750	-	2,627,750
Short-Term Investments	13,427,192	-	-	13,427,192
Total	$ 13,427,192	$ 3,153,750	$ -	$ 16,580,942

Liabilities	Level 1	Level 2	Level 3	Total
Securities Sold Short	$ 136,532	$ -	$ -	$ 136,532
Call Options Written	-	980,852	-	980,852
Put Options Written	-	902,750		902,750
Total	$ 136,532	$ 1,883,602	$ -	$ 2,020,134

Navigator Tactical Fixed Income Fund
Assets **	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$ 20,001,543	$ -	$ -	$ 20,001,543
Mutual Funds	32,836,032	-	-	32,836,032
Corporate Bonds	-	506,343,232	-	506,343,232
Municipal Bonds & Notes	-	35,897,461	-	35,897,461
Options Purchased	28,125	-	-	28,125
Short-Term Investments	158,308,283	-	-	158,308,283
Collateral For Securities Loaned	151,078,380	-	-	151,078,380
Futures Contracts*	1,484	-	-	1,484
Open Swap Contracts ^	-	6,934,714		6,934,714
Total	$ 362,253,847	$ 549,175,407	$ -	$ 911,429,254

Liabilities	Level 1	Level 2	Level 3	Total
Futures Contracts*	$ 82,515	$ -	$ -	$ 82,515
Open Swap Contracts ^	-	90,215	-	90,215
Total	$ 82,515	$ 90,215	$ -	$ 172,730

Navigator Funds
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
June 30, 2017

The Funds did not hold any Level 3 securities during the period.
There were no transfers among Level 1, Level 2 or Level 3 during the period.
* Includes cumulative unrealized gain (loss) on futures contracts open at June 30, 2017.
** Refer to the Portfolio of Investments for industry, geographic, or other classifications.
^ The amounts shown for swaps are unrealized appreciation/depreciation.

Underlying Investment in Other Investment Companies

The Navigator Equity Hedged Fund currently invests a portion of their assets in Dreyfus Government Cash Management ("Dreyfus”). The Fund may redeem its investment from Dreyfus at any time if the Advisor determines that it is in the best interest of the Fund and its shareholders to do so. The performance of the Fund may be directly affected by the performance of Dreyfus. The financial statements of the Dreyfus, including its portfolio of investments, can be found at the Securities and Exchange Commission’s website www.sec.gov and should be read in conjunction with Fund’s financial statements. As of June 30, 2017, the percentage of the Navigator Equity Hedged Fund’s net assets invested in Dreyfus was 27.3%.

The Navigator Sentry Fund currently invest a portion of their assets in Milestone Treasury Obligations Fund (“Milestone”). The Fund may redeem its investment from Milestone at any time if the Advisor determines that it is in the best interest of the Fund and its shareholders to do so. The performance of the Fund may be directly affected by the performance of Milestone. The financial statements of the Milestone, including its portfolio of investments, can be found at the Securities and Exchange Commission’s website www.sec.gov and should be read in conjunction with Fund’s financial statements. As of June 30, 2017, the percentage of the Navigator Sentry Fund’s net assets invested in Milestone respectively was 81.9%.

Item 2. Controls and Procedures.

(a)       The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)       There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

/s/ Kevin Wolf

Kevin Wolf, Principal Executive Officer/President

Date 8/28/17

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Kevin Wolf

Kevin Wolf, Principal Executive Officer/President

Date 8/28/17

By (Signature and Title)

/s/ Jim Colantino

Jim Colantino, Principal Financial Officer/Treasurer

Date 8/28/17